Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 97.16%
Communication services: 2.50%
Diversified telecommunication services: 0.50%
Echostar Corporation Class A †	4,251	$ 82,044
Interactive media & services: 0.43%
QuinStreet Incorporated †	1,587	15,965
Ziff Davis Incorporated	738	55,003
		70,968
Media: 1.40%
Entravision Communications Corporation Class A	10,616	48,409
Gray Television Incorporated	3,765	63,591
Magnite Incorporated †	1,183	10,505
Nexstar Media Group Incorporated Class A	555	90,398
Sinclair Broadcast Group Incorporated Class A	917	18,707
		231,610
Wireless telecommunication services: 0.17%
Gogo Incorporated †	1,743	28,219
Consumer discretionary: 10.27%
Auto components: 0.85%
Dana Incorporated	3,976	55,942
Gentherm Incorporated †	363	22,655
Standard Motor Products Incorporated	880	39,591
The Goodyear Tire & Rubber Company †	2,073	22,202
		140,390
Diversified consumer services: 1.34%
Perdoceo Education Corporation †	4,251	50,077
Stride Incorporated †	2,743	111,887
Vivint Smart Home Incorporated †	15,403	53,602
WW International Incorporated †	848	5,419
		220,985
Hotels, restaurants & leisure: 2.44%
Bloomin' Brands Incorporated	5,246	87,189
Boyd Gaming Corporation	807	40,148
Brinker International Incorporated †	4,696	103,453
International Game Technology plc	3,925	72,848
Marriott Vacations Worldwide Corporation	481	55,892
Penn National Gaming Incorporated †	986	29,994
Wingstop Incorporated	192	14,356
		403,880
Household durables: 2.18%
Helen of Troy Limited †	298	48,398
Installed Building Products Incorporated	317	26,362
KB Home Incorporated	1,206	34,323
M/I Homes Incorporated †	1,041	41,286
Meritage Corporation †	665	48,213
Skyline Champion Corporation †	390	18,494
Sonos Incorporated †	719	12,971
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Household durables (continued)
Taylor Morrison Home Corporation †	2,998	$ 70,033
TopBuild Corporation †	262	43,796
Universal Electronics Incorporated †	628	16,058
		359,934
Internet & direct marketing retail: 0.15%
Overstock.com Incorporated †	990	24,760
Specialty retail: 2.04%
American Eagle Outfitters Incorporated	1,527	17,072
Asbury Automotive Group Incorporated †	596	100,927
Big 5 Sporting Goods Corporation «	3,544	39,728
Genesco Incorporated †	541	27,001
Hibbett Incorporated	1,330	58,134
ODP Corporation †	1,087	32,871
Zumiez Incorporated †	2,402	62,452
		338,185
Textiles, apparel & luxury goods: 1.27%
Crocs Incorporated †	678	32,998
Deckers Outdoor Corporation †	248	63,327
G-III Apparel Group Limited †	2,536	51,303
Steven Madden Limited	1,967	63,357
		210,985
Consumer staples: 4.11%
Beverages: 0.34%
Coca Cola Bottling Corporation	101	56,954
Food & staples retailing: 1.76%
BJ's Wholesale Club Holdings Incorporated †	647	40,321
Performance Food Group Company †	1,573	72,327
Sprouts Farmers Market Incorporated †	779	19,724
The Andersons Incorporated	1,646	54,302
United Natural Foods Incorporated †	2,642	104,095
		290,769
Food products: 0.57%
John B. Sanfilippo & Son Incorporated	380	27,546
The Simply Good Foods Company †	1,757	66,362
		93,908
Personal products: 1.44%
Bellring Brands Incorporated †	2,467	61,404
Medifast Incorporated	532	96,031
USANA Health Sciences Incorporated †	1,123	81,260
		238,695
Energy: 5.66%
Energy equipment & services: 1.33%
Nabors Industries Limited †	363	48,606
Nextier Oilfield Solutions Incorporated †	9,340	88,823
See accompanying notes to portfolio of investments

2  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Energy equipment & services (continued)
Oceaneering International Incorporated †	4,911	$ 52,449
US Silica Holdings Incorporated †	2,623	29,955
		219,833
Oil, gas & consumable fuels: 4.33%
Callon Petroleum Company †	367	14,386
Chord Energy Corporation	344	41,848
Civitas Resources Incorporated	632	33,047
CVR Energy Incorporated	716	23,986
Laredo Petroleum Incorporated †	1,312	90,449
Magnolia Oil & Gas Corporation Class A	211	4,429
Matador Resources Company	1,022	47,615
PDC Energy Incorporated	1,676	103,258
Peabody Energy Corporation †	4,090	87,240
Ranger Oil Corporation Class A †	2,550	83,819
SM Energy Company	2,935	100,348
Southwestern Energy Company †	6,112	38,200
W&T Offshore Incorporated †	4,572	19,751
World Fuel Services Corporation	1,399	28,624
		717,000
Financials: 15.86%
Banks: 9.17%
BankUnited Incorporated	2,385	84,834
Brookline Bancorp Incorporated	4,269	56,820
CNB Financial Corporation	2,449	59,241
Customers Bancorp Incorporated †	1,618	54,850
Enterprise Financial Service Corporation	972	40,338
Financial Institutions Incorporated	1,958	50,947
First Bancorp of North Carolina	1,688	58,911
First Bancorp of Puerto Rico	6,347	81,940
First Bank	2,421	33,846
First Foundation Incorporated	2,233	45,732
First Interstate BancSystem Class A	1,454	55,412
First Merchants Corporation	1,445	51,471
Great Southern Bancorp Incorporated	1,118	65,470
Hancock Whitney Corporation	1,651	73,189
Hanmi Financial Corporation	3,407	76,453
Hilltop Holdings Incorporated	2,503	66,730
NBT Bancorp Incorporated	2,036	76,533
OFG Bancorp	2,815	71,501
Preferred Bank	1,118	76,046
Silvergate Capital Corporation Class A †	628	33,617
The Bancorp Incorporated †	2,998	58,521
TriCo Bancshares	1,885	86,031
Univest Financial Corporation	1,678	42,688
Webster Financial Corporation	986	41,560
Westamerica Bancorporation	1,312	73,026
		1,515,707
Capital markets: 2.08%
Artisan Partners Asset Management Incorporated Class A	1,312	46,668
Cowen Incorporated Class A	2,371	56,169
Evercore Partners Incorporated Class A	853	79,849
Open Lending Corporation Class A †	4,374	44,746
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Capital markets (continued)
PJT Partners Incorporated Class A	536	$ 37,670
Stifel Financial Corporation	1,404	78,652
		343,754
Consumer finance: 1.27%
Atlanticus Holdings Corporation †	1,431	50,328
Enova International Incorporated †	1,962	56,545
Green Dot Corporation Class A †	1,784	44,796
LendingClub Corporation †	3,931	45,953
PROG Holdings Incorporated †	757	12,491
		210,113
Insurance: 2.08%
American Equity Investment Life Holding Company	1,825	66,740
CNO Financial Group Incorporated	5,126	92,729
Genworth Financial Incorporated Class A †	15,348	54,178
Selective Insurance Group Incorporated	665	57,815
Stewart Information Services Corporation	1,467	72,983
		344,445
Thrifts & mortgage finance: 1.26%
Essent Group Limited	2,385	92,777
MGIC Investment Corporation	4,274	53,852
Radian Group Incorporated	2,311	45,411
Walker & Dunlop Incorporated	174	16,763
		208,803
Health care: 16.48%
Biotechnology: 6.54%
Aduro Biotech Incorporated ♦	4,415	0
Alector Incorporated †	4,985	50,648
ALX Oncology Holdings Incorporated †	6,579	53,224
Amicus Therapeutics Incorporated †	3,820	41,027
Arcus Biosciences Incorporated †	2,050	51,947
Arrowhead Pharmaceuticals Incorporated †	729	25,668
Biohaven Pharmaceutical Holding Company †	106	15,445
Bridgebio Pharma Incorporated †	2,485	22,564
Cullinan Oncology Incorporated †	2,398	30,742
Cytokinetics Incorporated †	1,577	61,960
Erasca Incorporated †«	6,902	38,444
Forma Therapeutics Holdings †	8,260	56,911
Gossamer Bio Incorporated †	3,440	28,793
Halozyme Therapeutics Incorporated †	2,153	94,732
Icosavax Incorporated †	6,232	35,709
Immunovant Incorporated †	12,256	47,798
Intellia Therapeutics Incorporated †	711	36,801
Intercept Pharmaceuticals Incorporated †«	3,710	51,235
Iteos Therapeutics Incorporated †	2,390	49,234
Kezar Life Sciences Incorporated †	4,356	36,024
Kiniksa Pharmaceuticals Limited Class A †	5,214	50,524
Kymera Therapeutics Incorporated †	817	16,087
Ligand Pharmaceuticals Incorporated †	279	24,892
Organogenesis Holdings Incorporated Class A †	3,558	17,363
Protagonist Therapeutics Incorporated †	1,513	11,968
See accompanying notes to portfolio of investments

4  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Prothena Corporation plc †	1,856	$ 50,390
Sana Biotechnology Incorporated †	8,121	52,218
Ultragenyx Pharmaceutical Incorporated †	481	28,696
		1,081,044
Health care equipment & supplies: 3.20%
Axonics Incorporated †	789	44,713
Globus Medical Incorporated Class A †	1,233	69,221
Lantheus Holdings Incorporated †	1,930	127,438
LivaNova plc †	1,088	67,967
Omnicell Incorporated †	541	61,539
Outset Medical Incorporated †	904	13,433
Shockwave Medical Incorporated †	207	39,572
STAAR Surgical Company †	738	52,346
Surmodics Incorporated †	1,421	52,904
		529,133
Health care providers & services: 3.69%
AMN Healthcare Services Incorporated †	844	92,595
Apollo Medical Holdings Incorporated †	541	20,877
Cross Country Healthcare Incorporated †	1,331	27,725
Fulgent Genetics Incorporated †	481	26,229
Modivcare Incorporated †	509	43,011
Option Care Health Incorporated †	4,438	123,332
Owens & Minor Incorporated	1,724	54,220
Select Medical Holdings Corporation	1,459	34,462
Tenet Healthcare Corporation †	1,861	97,814
The Ensign Group Incorporated	1,229	90,295
		610,560
Health care technology: 0.56%
Computer Programs & Systems Incorporated †	1,750	55,948
NextGen Healthcare Incorporated †	2,087	36,397
		92,345
Pharmaceuticals: 2.49%
Aerie Pharmaceuticals Incorporated †	5,943	44,573
Amneal Pharmaceuticals Incorporated †	16,696	53,093
Corcept Therapeutics Incorporated †	2,623	62,375
Intra-Cellular Therapies Incorporated †	1,289	73,576
Pacira Biosciences Incorporated †	651	37,953
Prestige Consumer Healthcare Incorporated †	1,692	99,490
Tarsus Pharmaceuticals Incorporated †	2,856	41,698
		412,758
Industrials: 14.35%
Aerospace & defense: 0.38%
Moog Incorporated Class A	789	62,639
Air freight & logistics: 0.45%
Atlas Air Worldwide Holdings Incorporated †	1,211	74,731
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  5

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Building products: 0.61%
Builders FirstSource Incorporated †	779	$ 41,832
Simpson Manufacturing Company Incorporated	582	58,555
		100,387
Commercial services & supplies: 0.73%
Ennis Incorporated †	1,967	39,792
SP Plus Corporation †	1,279	39,291
Tetra Tech Incorporated	312	42,604
		121,687
Construction & engineering: 2.28%
Comfort Systems Incorporated	890	74,004
EMCOR Group Incorporated	1,275	131,274
MasTec Incorporated †	807	57,830
MYR Group Incorporated †	954	84,076
Primoris Services Corporation	1,348	29,332
		376,516
Electrical equipment: 1.59%
Atkore Incorporated †	1,582	131,322
Encore Wire Corporation	1,133	117,741
Plug Power Incorporated †	830	13,753
		262,816
Machinery: 2.68%
Alamo Group Incorporated	582	67,762
Hillenbrand Incorporated	2,921	119,644
Mueller Industries Incorporated †	2,375	126,564
Nikola Corporation †	2,500	11,900
Watts Water Technologies Incorporated	954	117,189
		443,059
Marine: 0.18%
Matson Incorporated	418	30,464
Professional services: 2.44%
Atlas Technical Consultants Incorporated †	2,829	14,881
CACI International Incorporated Class A †	188	52,975
CBIZ Incorporated †	1,389	55,504
Insperity Incorporated	546	54,507
Kelly Services Incorporated Class A	4,296	85,190
Science Applications International Corporation	509	47,388
TriNet Group Incorporated †	1,192	92,523
		402,968
Road & rail: 0.58%
Arcbest Corporation	1,375	96,759
Trading companies & distributors: 2.43%
Applied Industrial Technologies Incorporated	1,027	98,767
Boise Cascade Company	1,467	87,272
GMS Incorporated †	431	19,180
See accompanying notes to portfolio of investments

6  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Trading companies & distributors (continued)
Rush Enterprises Incorporated Class A	1,798	$ 86,664
WESCO International Incorporated †	1,027	109,992
		401,875
Information technology: 13.83%
Communications equipment: 0.24%
Ciena Corporation †	862	39,393
Electronic equipment, instruments & components: 2.12%
Advanced Energy Industries Incorporated	587	42,839
Fabrinet †	527	42,740
Insight Enterprises Incorporated †	1,014	87,488
Plexus Corporation †	522	40,977
Sanmina Corporation †	2,407	98,037
TD SYNNEX Corporation	426	38,809
		350,890
IT services: 3.26%
Evertec Incorporated	1,445	53,292
EVO Payments Incorporated Class A †	4,366	102,688
ExlService Holdings Incorporated †	192	28,287
Hackett Group Incorporated	4,012	76,108
International Money Express Incorporated †	5,250	107,468
Marqeta Incorporated Class A †	5,736	46,519
Maximus Incorporated	661	41,319
Perficient Incorporated †	706	64,733
TTEC Holdings Incorporated	279	18,941
		539,355
Semiconductors & semiconductor equipment: 3.16%
Diodes Incorporated †	1,142	73,739
FormFactor Incorporated †	1,046	40,512
Ichor Holdings Limited †	1,101	28,604
Maxlinear Incorporated †	1,000	33,980
MKS Instruments Incorporated	266	27,300
Onto Innovation Incorporated †	1,000	69,740
Photronics Incorporated †	2,678	52,167
Sitime Corporation †	284	46,301
Smart Global Holdings Incorporated †	4,085	66,871
SunPower Corporation †	674	10,656
Ultra Clean Holdings Incorporated †	2,440	72,639
		522,509
Software: 5.05%
A10 Networks Incorporated	6,222	89,472
Amplitude Incorporated Class A †	2,896	41,384
Arlo Technologies Incorporated †	7,149	44,824
Clear Secure Incorporated Class A †	1,422	28,440
eGain Corporation †	5,452	53,157
InterDigital Incorporated	1,151	69,981
JFrog Limited †	1,747	36,809
Rimini Street Incorporated †	11,672	70,149
SPS Commerce Incorporated †	1,068	120,737
Tenable Holdings Incorporated †	825	37,463
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  7

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Software (continued)
Upland Software Incorporated †	2,073	$ 30,100
Verint Systems Incorporated †	981	41,545
Workiva Incorporated †	349	23,031
Xperi Holding Corporation	4,366	63,001
Zeta Global Holdings Corporation Class A †	18,710	84,569
		834,662
Materials: 4.54%
Chemicals: 1.55%
Advansix Incorporated	2,036	68,084
Futurefuel Corporation	2,857	20,799
Kooper Holdings Incorporated	1,265	28,640
Minerals Technologies Incorporated	1,123	68,885
Tronox Holdings plc Class A	4,182	70,258
		256,666
Containers & packaging: 1.28%
Berry Global Group Incorporated †	1,073	58,629
Greif Incorporated Class A	1,064	66,372
Myers Industries Incorporated	3,815	86,715
		211,716
Metals & mining: 1.71%
Arconic Corporation †	1,513	42,440
Cleveland-Cliffs Incorporated †	2,678	41,161
Commercial Metals Company	3,072	101,683
Schnitzer Steel Industries Incorporated Class A	1,907	62,626
Suncoke Energy Incorporated	5,090	34,663
		282,573
Real estate: 6.62%
Equity REITs: 6.15%
Acadia Realty Trust	3,375	52,718
Armada Hoffler Properties Incorporated	2,375	30,495
Braemar Hotels & Resorts Incorporated	13,177	56,529
BRT Apartments Corporation REIT	2,613	56,153
CareTrust REIT Incorporated	2,366	43,629
Easterly Government Properties Incorporated	2,591	49,333
First Industrial Realty Trust Incorporated	1,618	76,823
Getty Realty Corporation	1,055	27,958
Global Medical REIT Incorporated	2,027	22,763
Global Net Lease Incorporated	7,314	103,566
iStar Financial Incorporated	3,866	53,003
National Health Investors Incorporated	536	32,487
National Storage Affiliates Trust	536	26,838
NexPoint Residential Trust Incorporated	1,385	86,576
Piedmont Office Realty Trust Incorporated Class A	4,301	56,429
STAG Industrial Incorporated	3,586	110,736
The Macerich Company	1,330	11,584
Uniti Group Incorporated	3,563	33,563
Urban Edge Properties	5,635	85,708
		1,016,891
See accompanying notes to portfolio of investments

8  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Real estate management & development: 0.47%
Newmark Group Incorporated Class A	8,094	$ 78,269
Utilities: 2.94%
Electric utilities: 1.18%
Otter Tail Corporation	1,669	112,040
Portland General Electric Company	1,724	83,321
		195,361
Gas utilities: 0.45%
Brookfield Infrastructure Corporation Class A	577	24,523
New Jersey Resources Corporation	1,132	50,408
		74,931
Independent power & renewable electricity producers: 0.52%
Brookfield Renewable Corporation Class A	733	26,102
Clearway Energy Incorporated Class A	1,853	59,240
		85,342
Multi-utilities: 0.67%
Black Hills Corporation	569	41,406
Northwestern Corporation	1,164	68,595
		110,001
Water utilities: 0.12%
York Water Company	491	19,851
Total Common stocks (Cost $14,916,084)		16,070,092

		Yield
Short-term investments: 3.09%
Investment companies: 3.09%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	415,561	415,561
Securities Lending Cash Investments LLC ♠∩∞		1.56	95,768	95,768
Total Short-term investments (Cost $511,329)				511,329
Total investments in securities (Cost $15,427,413)	100.25%			16,581,421
Other assets and liabilities, net	(0.25)			(41,443)
Total net assets	100.00%			$16,539,978

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Disciplined Small Cap Fund  |  9

Portfolio of investments—June 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$561,734	$1,185,021	$(1,331,194)	$0	$0	$415,561	415,561	$494
Securities Lending Cash Investments LLC	360,950	445,758	(710,940)	0	0	95,768	95,768	271#
				$0	$0	$511,329		$765

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini Russell 2000 Index	50	9-16-2022	$442,551	$427,000	$0	$(15,551)
See accompanying notes to portfolio of investments

10  |  Allspring Disciplined Small Cap Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized

Allspring Disciplined Small Cap Fund  |  11

Notes to portfolio of investments—June 30, 2022 (unaudited)

gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$412,841	$0	$0	$412,841
Consumer discretionary	1,699,119	0	0	1,699,119
Consumer staples	680,326	0	0	680,326
Energy	936,833	0	0	936,833
Financials	2,622,822	0	0	2,622,822
Health care	2,725,840	0	0	2,725,840
Industrials	2,373,901	0	0	2,373,901
Information technology	2,286,809	0	0	2,286,809
Materials	750,955	0	0	750,955
Real estate	1,095,160	0	0	1,095,160
Utilities	485,486	0	0	485,486
Short-term investments
Investment companies	511,329	0	0	511,329
Total assets	$16,581,421	$0	$0	$16,581,421
Liabilities
Futures contracts	$15,551	$0	$0	$15,551
Total liabilities	$15,551	$0	$0	$15,551
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of June 30, 2022, $49,500 was segregated as cash collateral for open futures contracts.
For the three months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

12  |  Allspring Disciplined Small Cap Fund